RESERVE FOR LOSSES AND LAE - Schedule of Incurred Losses with Respect to A&E Reserve on both Gross and Net of Reinsurance Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gross basis:
Beginning of period reserves	$ 260	$ 247	$ 278
Incurred losses	2	62	0
Paid losses	(52)	(49)	(31)
End of period reserves	209	260	247
Net basis:
Beginning of period reserves	242	232	257
Incurred losses	0	54	0
Paid losses	(49)	(43)	(25)
End of period reserves	$ 193	$ 242	$ 232